CAPITAL STRUCTURE AND FINANCIAL ITEMS - FINANCIAL RISKS - Derecognised Receivables (Details) - Later than one year - Receivables - DKK DKK in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Japan
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	DKK 2,024	DKK 2,259	DKK 1,899
USA
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	DKK 3,328	DKK 2,754	DKK 945